DESCRIPTION OF BUSINESS (Details Narrative) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 13, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Mar. 13, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 19,300	$ 39,800	$ 7,200
Retained earnings		$ 67,395	$ 50,838
Number of share issuance in escrow | shares		30,945,322	26,326,488
Gross proceeds for units		$ 3,894	$ 8,358	$ 8,249
Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Number of share issuance in escrow | shares	1,783,561				1,783,561
Issuance of escrow price per share | (per share)	$ 1.46				$ 1.95
Gross proceeds for units	$ 2,604
Advanced Automotive Innovations Inc. [member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidary		80.00%
Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage		79.49%